Cost of Revenue	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
COST OF REVENUE

6 COST OF REVENUE

	2024	2023	2022
	USD	USD	USD

Content acquisition and royalty costs	77,379,221	14,430,879	15,819,603
Payment processing and agency fees	8,296,788	5,449,000	5,778,190
Amortization of intangible assets (note 16)	5,541,431	1,599,786	1,242,329
Technology infrastructure costs	4,674,264	2,539,911	3,795,517
Barter transaction cost	2,546,572	111,996	4,270,233
Live events cost	2,214,125	5,888,466	6,933,370
Branded content	1,463,815	589,838	740,101
Online and other costs	-	478,666	551,179
	102,116,216	31,088,542	39,130,522